Interest expense, net (Details) - Schedule of interest expense, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest expense:
Interest on loans	$ 6,174,086	$ 2,821,388
Finance cost to related party	57,897
Interest income:
Deposits and short term investments	53,561	153,988
Finance income from related party	19,638
Interest expense and income, net	$ 6,158,784	$ 2,667,400